Amana Mutual Funds Trust

Amana Equity Income ETF (the “Fund”)

Supplement Dated September 30, 2026, to the Summary Prospectus and Prospectus dated June 10, 2026

NOTICE REGARDING PORTFOLIO MANAGER CHANGES

Effective September 30, 2026, the Fund’s adviser instituted a three person team of portfolio managers for the Fund sharing equal say and responsibility for portfolio decisions. The Funds’ portfolio managers are: Mr. Monem A. Salam, Mr. Bryce R. Fegly, and Mr. Tae Han (“Simon”) Kim. Any references to deputy portfolio managers are hereby stricken.

There are no changes to the Fund’s Subadviser’s portfolio managers.

Effective September 30, 2026, the paragraph entitled “Portfolio Managers” for the Investment Adviser on page 7 of the Fund’s Summary Prospectus is hereny striken and replaced with:

Saturna employs a team-based portfolio management structure, with teams of three managers sharing equal input and responsibility for portfolio management decisions. Mr. Monem A. Salam, MBA, executive vice president and portfolio manager at Saturna, has been a portfolio manager of the fund since April of 2020. Mr. Bryce R. Fegley MS, CFA®, CIPM®, Chief Investment Officer at Saturna Capital Corporation, has been a portfolio manager of the fund ( and previously its Deputy Portfolio Manager) since September of 2026. Mr. Tae Han (“Simon”) Kim MBA, CFA®, senior investment analyst and a portfolio manager at Saturna, has been a portfolio manager of the fund since September of 2026.

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This Supplement should be read in conjunction with the current Summary Prospectus and Prospectus identified above, each dated June 10, 2026.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.

Amana Mutual Funds Trust

Amana Growth ETF (the “Fund”)

Supplement Dated September 30, 2026, to the Summary Prospectus and Prospectus dated June 10, 2026

NOTICE REGARDING PORTFOLIO MANAGER CHANGES

Effective September 30, 2026, the Fund’s adviser instituted a three person team of portfolio managers for the Fund sharing equal say and responsibility for portfolio decisions. The Funds’ portfolio managers are: Mr. Monem A. Salam, Mr. Levi Stewart Zurbrugg, and Mr. Jason S. Mitchell. Any references to deputy portfolio managers are hereby stricken.

There are no changes to the Fund’s Subadviser’s portfolio managers.

Effective September 30, 2026, the paragraph entitled “Portfolio Managers” for the Investment Adviser on page 14 of the Fund’s Summary Prospectus is hereny striken and replaced with:

Saturna employs a team-based portfolio management structure, with teams of three managers sharing equal input and responsibility for portfolio management decisions. Mr. Monem A. Salam, MBA, executive vice president and portfolio manager at Saturna, has been a portfolio manager of the fund since September of 2026. Previously he has been a deputy portfolio manager of the Fund. Mr. Levi Stewart Zurbrugg MBA, CFA®, CPA®, a senior investment analyst and portfolio manager at Saturna, has been a portfolio manager of the fund since September of 2026. Mr. Jason S. Mitchell MBA, a senior investment analyst and portfolio manager at Saturna, has been a portfolio manager of the fund since September of 2026. Previously he has been a deputy portfolio manager of the Fund.

* * * * * *

This Supplement should be read in conjunction with the current Summary Prospectus and Prospectus identified above, each dated June 10, 2026.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.

Amana Mutual Funds Trust

Amana Developing World ETF (the “Fund”)

Supplement Dated September 30, 2026, to the Summary Prospectus and Prospectus dated June 10, 2026

NOTICE REGARDING PORTFOLIO MANAGER CHANGES

Effective September 30, 2026, the Fund’s adviser instituted a three person team of portfolio managers for the Fund sharing equal say and responsibility for portfolio decisions. The Funds’ portfolio managers are: Mr. Monem A. Salam, Mr. Tae Han (“Simon”) Kim, and Mr. Rajasekhar Ravishankar. Any references to deputy portfolio managers are hereby stricken.

There are no changes to the Fund’s Subadviser’s portfolio managers.

Effective September 30, 2026, the paragraph entitled “Portfolio Managers” for the Investment Adviser on page 21 of the Fund’s Summary Prospectus is hereny striken and replaced with:

Saturna employs a team-based portfolio management structure, with teams of three managers sharing equal input and responsibility for portfolio management decisions. Mr. Monem A. Salam MBA, executive vice president and portfolio manager at Saturna, has been a portfolio manager of the fund since April of 2020. Previously he was a deputy portfolio manager of the Fund. Mr. Tae Han (“Simon”) Kim, MBA, CFA®, a senior investment analyst and portfolio manager at Saturna, has been a portfolio manager of the fund since September of 2026. Mr. Rajasekhar Ravishankar, MBA, MS, CFA®, an equity analyst and portfolio manager at Saturna, has been a portfolio manager of the fund since September of 2026.

* * * * * *

This Supplement should be read in conjunction with the current Summary Prospectus and Prospectus identified above, each dated June 10, 2026.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.

Statement of Additional Information Revisions

Effective September 30, 2026, pages 18-19 of the Funds’ Statement of Additional Information are hereby striken and replaced with the following:

Portfolio Managers

All Saturna Capital employees, including Mr. Bryce R. Fegley, Mr. Monem A. Salam, Mr. Tae Han (“Simon”) Kim, Mr. Jason S. Mitchell, Mr. Levi Stewart Zurbrugg, and Mr. Rajasekhar Ravishankar are paid an annual salary, as set by the board of Saturna Capital. Saturna Capital also pays bonuses that are partly dependent on the profits of Saturna Capital and may also reflect the results of specific managed accounts or specific businesses of Saturna Capital. As owners of shares and/or stock options of Saturna Capital Corporation, Messrs. Fegley, Salam, Kim, Mitchell, Zurbrugg, and Ravishankar, may benefit from any increase in its value per share that might result from its operations or profits. They may also receive dividends on shares of Saturna Capital. All Saturna Capital employees are eligible for a retirement plan, health care and other benefits, and a stock option plan. Stock options are annually awarded on the basis of years of service, and not individual performance. Mutual fund portfolio managers are compensated with salary and discretionary bonus baswed on quantitative and qualitative factors.

Saturna Capital’s portfolio managers may manage multiple accounts, including mutual funds and separate accounts for individuals, investment partnerships, pension funds, and charities. Portfolio managers make investment decisions for each account based on the investment objectives, policies, practices, and other relevant investment considerations that the managers believe are applicable to that account. The management of multiple accounts may give rise to potential conflicts of interest when the accounts have similar or different objectives, benchmarks, time horizons, and fees because the portfolio manager must allocate their time and investment ideas across multiple accounts. Consequently, a manager may purchase (or sell) a security for one account and not for another. The adviser has adopted policies designed to fairly allocate securities purchased or sold on an aggregated basis. Transactions executed for one account may adversely affect the value of securities held by other accounts. Securities selected for some accounts may outperform the securities selected for others. A portfolio manager’s compensation plan may give rise to potential conflicts of interest. To reduce this risk, a mutual fund portfolio manager’s account performance bonus depends upon the Fund’s overall Morningstar™ rating, which derives from investment results over the last three, five, and ten years. A manager’s compensation tends to increase with assets under management, which in turn may increase the value of Saturna Capital Corporation.

The Remainder of this Page is Intentionally Blank

Portfolio Managers
Portfolio Manager:	Trust portfolios served as primary manager (assets):	Other investment company portfolios served as primary manager (assets):	Other pooled investment vehicles served as primary manager (assets):	Other accounts (assets):
Bryce R. Fegley	Amana Equity Income ETF ($4,944,338) [1] Amana Growth ETF ($6,830,715)[1] Amana Income Fund ($2,318,369,605)[2]	Saturna Core Fund ($43,585,641)[2]	None	Two ($20,319,353)[2]
Monem A. Salam	Amana Equity Income ETF ($4,944,338)[1] Amana Growth ETF ($6,830,714.70)[1] Amana Developing World ETF ($4,267,197)[1] Amana Income Fund ($2,318,369,605)[2] Amana Developing World Fund ($210,616,957)[2]	None	None	Sixty-Six ($221,044,662)[2]
Tae Han “Simon” Kim	Amana Growth ETF ($6,830,715)[1] Amana Developing World ETF[1] ($4,267,196.72) Amana Income Fund ($2,318,369,605)[2] Amana Developing World Fund ($210,616,957)[2]	Saturna Growth Fund ($84,754,285)[2] Saturna International Fund ($118,840,751)[2]	None	One ($1,288,115.86)[2]
Jason S. Mitchell	Amana Equity Income ETF ($4,944,338)[1] Amana Growth Fund ($6,768,596,317)[2]	Saturna Growth Fund ($84,754,285)[2]	Four ($77,731,686)[1]	None
Mr. Rajasekhar Ravishankar	Amana Developing World ETF ($4,267,197)[1] Amana Developing World Fund ($210,616,957)[2]	Saturna International Fund ($118,840,751)[2]	None	None
Levi S. Zurbrugg	Amana Equity Income ETF ($4,944,338)[1] Amana Growth Fund ($6,768,596,317)[2] Amana Developing World Fund ($210,616,957)[2]	Saturna International Fund ($118,840,751)[2]	Four ($77,731,686)[2,3]	Eighteen ($66,048,436)[2]

1 Assets under management as of August 31, 2026.

2 Assets under management as of May 31, 2026.

3 Asset manmaged with a performance fee.

Portfolio Manager Ownership (as of September 25, 2026)

Bryce R. Fegley	Amana Growth Fund Investor Shares: $1-$10,000 Amana Growth Fund Institutional Shares: $100,001-$500,000 Amana Developing World Fund Institutional Shares: $1-$10,000
Jason S. Mitchell	Amana Growth Fund Institutional Shares: $10,001-$50,000
Tae Han “Simon” Kim	None
Rajasekhar Ravishankar	None
Monem A. Salam

Amana Income Fund Investor Shares: $1-$10,000

Amana Income Fund Institutional Shares: over $1,000,000

Amana Growth Fund Investor Shares: $100,001-$500,000

Amana Growth Fund Institutional Shares: over $1,000,000

Amana Developing World Fund Investor Shares: $10,001-$50,000

Amana Developing World Fund Institutional Shares: $100,001-$500,000

Amana Participation Fund Investor Shares $1-$10,000

Amana Participation Fund Institutional Shares $10,001-$50,000

Levi Stewart Zurbrugg	Amana Growth Fund Investor Shares: $1-$10,000 Amana Growth Fund Institutional Shares: $100,001-$500,000 Amana Developing World Fund Institutional Shares: $10,001-$50,000